Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value of the securities. The changes in the net holding period gains (losses) between periods for the hybrid securities and equity securities are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2021
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$18,586.1	$92.9	$(190.8)	$0	$18,488.2	35.9%
State and local government obligations	2,162.6	36.7	(14.0)	0	2,185.3	4.2
Foreign government obligations	17.9	0	0	0	17.9	0.1
Corporate debt securities	10,526.2	202.6	(33.4)	(3.3)	10,692.1	20.7
Residential mortgage-backed securities	787.7	2.3	(0.6)	0.6	790.0	1.5
Commercial mortgage-backed securities	6,561.0	38.9	(64.3)	0	6,535.6	12.7
Other asset-backed securities	4,981.8	13.3	(12.4)	(0.4)	4,982.3	9.7
Redeemable preferred stocks	170.9	0.7	(0.5)	10.6	181.7	0.4
Total fixed maturities	43,794.2	387.4	(316.0)	7.5	43,873.1	85.2
Short-term investments	942.6	0	0	0	942.6	1.8
Total available-for-sale securities	44,736.8	387.4	(316.0)	7.5	44,815.7	87.0
Equity securities:
Nonredeemable preferred stocks	1,571.8	0	0	68.1	1,639.9	3.2
Common equities	1,264.1	0	0	3,794.4	5,058.5	9.8
Total equity securities	2,835.9	0	0	3,862.5	6,698.4	13.0
Total portfolio[1]	$47,572.7	$387.4	$(316.0)	$3,870.0	$51,514.1	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2020
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$12,437.9	$305.8	$(3.7)	$0	$12,740.0	26.8%
State and local government obligations	3,099.4	123.1	(0.7)	0	3,221.8	6.8
Corporate debt securities	9,579.7	601.7	(0.1)	3.9	10,185.2	21.4
Residential mortgage-backed securities	503.3	7.1	(0.9)	0	509.5	1.1
Commercial mortgage-backed securities	6,042.6	142.5	(10.0)	0	6,175.1	13.0
Other asset-backed securities	3,745.0	40.1	(0.5)	0	3,784.6	7.9
Redeemable preferred stocks	181.2	3.6	(1.4)	11.3	194.7	0.4
Total fixed maturities	35,589.1	1,223.9	(17.3)	15.2	36,810.9	77.4
Short-term investments[2]	5,218.5	0	0	0	5,218.5	11.0
Total available-for-sale securities	40,807.6	1,223.9	(17.3)	15.2	42,029.4	88.4
Equity securities[3]:
Nonredeemable preferred stocks	1,333.7	0	0	89.2	1,422.9	3.0
Common equities	1,212.3	0	0	2,865.7	4,078.0	8.6
Total equity securities	2,546.0	0	0	2,954.9	5,500.9	11.6
Total portfolio[1]	$43,353.6	$1,223.9	$(17.3)	$2,970.1	$47,530.3	100.0%
[1] Includes $143.4 million and $95.5 million of net unsettled security purchase transactions at December 31, 2021 and 2020, respectively, with the offsetting payable included in other liabilities.
The total fair value of the portfolio at December 31, 2021 and 2020 included $4.2 billion and $6.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
2 A portion of these investments were used to fund our common share dividends in January 2021. See Note 14 – Dividends for further information.
[3] Includes a $25.0 million reclassification from nonredeemable preferred stock to common equities to reflect the prior year conversion of a security and to conform to the current year classification.

Hybrid Securities	Certain securities in our fixed maturities portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2021	2020
Fixed Maturities:
Corporate debt securities	$479.1	$188.4
Residential mortgage-backed securities	536.2	0
Other asset-backed securities	89.2	34.8
Redeemable preferred stocks	130.8	131.4
Total hybrid securities	$1,235.3	$354.6

Composition of Fixed Maturities by Maturity	The composition of fixed maturities by maturity at December 31, 2021, was:

(millions)	Cost	Fair Value
Less than one year	$5,496.5	$5,514.8
One to five years	27,049.9	27,137.6
Five to ten years	11,182.0	11,155.1
Ten years or greater	65.8	65.6
Total	$43,794.2	$43,873.1

Gross Unrealized Losses by Major Security	The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2021
U.S. government obligations	92	$14,745.8	$(190.8)	85	$13,790.8	$(158.5)	7	$955.0	$(32.3)
State and local government obligations	127	954.2	(14.0)	122	927.3	(13.1)	5	26.9	(0.9)
Corporate debt securities	220	3,496.6	(33.4)	219	3,491.7	(33.3)	1	4.9	(0.1)
Residential mortgage-backed securities	20	138.6	(0.6)	14	135.4	(0.5)	6	3.2	(0.1)
Commercial mortgage-backed securities	168	4,315.4	(64.3)	165	4,295.0	(63.9)	3	20.4	(0.4)
Other asset-backed securities	178	3,204.7	(12.4)	176	3,200.6	(12.3)	2	4.1	(0.1)
Redeemable preferred stocks	1	12.0	(0.5)	0	0	0	1	12.0	(0.5)
Total fixed maturities	806	$26,867.3	$(316.0)	781	$25,840.8	$(281.6)	25	$1,026.5	$(34.4)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2020
U.S. government obligations	9	$1,511.0	$(3.7)	9	$1,511.0	$(3.7)	0	$0	$0
State and local government obligations	30	208.7	(0.7)	30	208.7	(0.7)	0	0	0
Corporate debt securities	7	129.4	(0.1)	7	129.4	(0.1)	0	0	0
Residential mortgage-backed securities	21	44.4	(0.9)	0	0	0	21	44.4	(0.9)
Commercial mortgage-backed securities	43	893.3	(10.0)	9	93.6	(0.3)	34	799.7	(9.7)
Other asset-backed securities	22	183.7	(0.5)	9	74.4	(0.1)	13	109.3	(0.4)
Redeemable preferred stocks	1	11.0	(1.4)	0	0	0	1	11.0	(1.4)
Total fixed maturities	133	$2,981.5	$(17.3)	64	$2,017.1	$(4.9)	69	$964.4	$(12.4)

Components of Net Realized Gains (Losses)	The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2021	2020	2019
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$105.8	$612.5	$164.4
State and local government obligations	51.2	102.4	6.1
Corporate and other debt securities	104.0	161.9	100.1
Residential mortgage-backed securities	0.3	0	0.2
Commercial mortgage-backed securities	41.9	23.7	8.1
Other asset-backed securities	1.2	0.2	0.8
Redeemable preferred stocks	1.5	0	2.2
Total available-for-sale securities	305.9	900.7	281.9
Equity securities:
Nonredeemable preferred stocks	28.0	24.4	36.2
Common equities	369.6	88.6	61.7
Total equity securities	397.6	113.0	97.9
Subtotal gross realized gains on security sales	703.5	1,013.7	379.8
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(52.0)	(9.6)	(20.4)
State and local government obligations	(3.4)	(0.7)	(0.7)
Foreign government obligations	(0.1)	0	0
Corporate and other debt securities	(8.3)	(6.5)	(7.9)
Residential mortgage-backed securities	(1.1)	0	(2.3)
Commercial mortgage-backed securities	(1.9)	(12.8)	(2.2)
Other asset-backed securities	(0.6)	0	(0.1)
Redeemable preferred stocks	0	0	(0.4)
Total available-for-sale securities	(67.4)	(29.6)	(34.0)
Equity securities:
Nonredeemable preferred stocks	(1.7)	(8.7)	(3.2)
Common equities	(20.1)	(60.7)	(8.0)
Total equity securities	(21.8)	(69.4)	(11.2)
Subtotal gross realized losses on security sales	(89.2)	(99.0)	(45.2)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	53.8	602.9	144.0
State and local government obligations	47.8	101.7	5.4
Foreign government obligations	(0.1)	0	0
Corporate and other debt securities	95.7	155.4	92.2
Residential mortgage-backed securities	(0.8)	0	(2.1)
Commercial mortgage-backed securities	40.0	10.9	5.9
Other asset-backed securities	0.6	0.2	0.7
Redeemable preferred stocks	1.5	0	1.8
Total available-for-sale securities	238.5	871.1	247.9
Equity securities:
Nonredeemable preferred stocks	26.3	15.7	33.0
Common equities	349.5	27.9	53.7
Total equity securities	375.8	43.6	86.7
Subtotal net realized gains (losses) on security sales	614.3	914.7	334.6
Net holding period gains (losses)
Hybrid securities	(7.7)	7.4	18.0
Equity securities	907.6	706.5	739.9
Derivatives	0	1.4	0
Subtotal net holding period gains (losses)	899.9	715.3	757.9
Other-than-temporary impairment losses
Other asset impairment	(5.0)	0	(63.3)
Subtotal other-than-temporary impairment losses	(5.0)	0	(63.3)
Total net realized gains (losses) on securities	$1,509.2	$1,630.0	$1,029.2

Components of Equity Realized Gains (Losses)
The following table reflects our holding period realized gains (losses) recognized on equity securities held at the respective year end for the years ended December 31:

(millions)	2021	2020	2019
Total net gains (losses) recognized during the period on equity securities	$1,283.4	$750.1	$826.6
Less: Net gains (losses) recognized on equity securities sold during the period	375.8	43.6	86.7
Net holding period gains (losses) recognized during the period on equity securities held at period end	$907.6	$706.5	$739.9

Components of Net Investment Income	The components of net investment income for the years ended December 31, were:

(millions)	2021	2020	2019
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$149.5	$166.3	$268.6
State and local government obligations	44.1	62.7	36.5
Foreign government obligations	0.1	0	0
Corporate debt securities	301.1	284.0	268.9
Residential mortgage-backed securities	11.9	11.8	21.6
Commercial mortgage-backed securities	143.0	152.9	150.1
Other asset-backed securities	64.1	96.7	117.3
Redeemable preferred stocks	9.5	14.9	19.0
Total fixed maturities	723.3	789.3	882.0
Short-term investments	3.1	29.0	41.7
Total available-for-sale securities	726.4	818.3	923.7
Equity securities:
Nonredeemable preferred stocks	70.3	60.6	61.8
Common equities	64.2	57.7	56.5
Total equity securities	134.5	118.3	118.3
Investment income	860.9	936.6	1,042.0
Investment expenses	(25.5)	(20.0)	(24.6)
Net investment income	$835.4	$916.6	$1,017.4